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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ] Amendment Number: __________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker           Dallas, Texas                  February 17, 2009
-----------------------------   ----------------------------   -----------------
(Signature)                     (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             70
Form 13F Information Table Value Total: $       55,739
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F Information Table

           Column 1:              Column 2:   Column 3:   Column 4:      Column 5:      Column 6  Column 7:       Column 8:
------------------------------ -------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                        Fair Market Shares or                                  Voting Authority
                                  Title of      CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
        Name of Issuer              Class       Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
------------------------------ -------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
A POWER ENERGY GENERAT SYS L        COM       G04136100          67    15,500 SH       SOLE          --        15,500      0    0
ALANCO TECHNOLOGIES INC        CL A NO PV NEW 011612603       1,802 2,502,361 SH       SOLE          --     2,502,361      0    0
ALLIED CAP CORP NEW                 COM       01903Q108          71    26,300 SH       SOLE          --        26,300      0    0
ALTRA HOLDINGS INC                  COM       02208R106       1,283   162,195 SH       SOLE          --       162,195      0    0
AMEDISYS INC                        COM       023436108         604    14,600 SH       SOLE          --        14,600      0    0
ARENA RESOURCES INC                 COM       040049108         317    11,300 SH       SOLE          --        11,300      0    0
ARTHROCARE CORP                     COM       043136100         204    42,840 SH       SOLE          --        42,840      0    0
ASPENBIO PHARMA INC                 COM       045346103       2,121   343,760 SH       SOLE          --       343,760      0    0
BORLAND SOFTWARE CORP               COM       099849101         508   483,800 SH       SOLE          --       483,800      0    0
BRINKS CO                           COM       109696104       1,988    73,940 SH       SOLE          --        73,940      0    0
BRINKS HOME SEC HLDGS INC           COM       109699108       4,534   206,836 SH       SOLE          --       206,836      0    0
CAVIUM NETWORKS INC                 COM       14965A101         304    28,900 SH       SOLE          --        28,900      0    0
CHINA DIRECT INC                  COM NEW     169384203          36    25,000 SH       SOLE          --        25,000      0    0
CONNS INC                           COM       208242107         248    29,200 SH       SOLE          --        29,200      0    0
CROWN HOLDINGS INC                  COM       228368106       2,413   125,700 SH       SOLE          --       125,700      0    0
CRUSADER ENERGY GROUP INC           COM       228834107         834   712,950 SH       SOLE          --       712,950      0    0
DSW INC                             CL A      23334L102         233    18,700 SH       SOLE          --        18,700      0    0
DEAN FOODS CO NEW                   COM       242370104       2,836   157,800 SH       SOLE          --       157,800      0    0
DELIA'S INC NEW                     COM       246911101       2,025   920,311 SH       SOLE          --       920,311      0    0
DOT HILL SYS CORP                   COM       25848T109         800 1,000,000 SH       SOLE          --     1,000,000      0    0
EMCORE CORP                         COM       290846104         113    87,000 SH       SOLE          --        87,000      0    0
ENCORE WIRE CORP                    COM       292562105         599    31,600 SH       SOLE          --        31,600      0    0
FIRST ACCEPTANCE CORP               COM       318457108       1,264   435,772 SH       SOLE          --       435,772      0    0
GAMESTOP CORP NEW                   CL A      36467W109         752    34,700 SH       SOLE          --        34,700      0    0
GENTIVA HEALTH SERVICES INC         COM       37247A102       4,164   142,300 SH       SOLE          --       142,300      0    0
GTX INC DEL                         COM       40052B108         785    46,600 SH       SOLE          --        46,600      0    0
HFF INC                             CL A      40418F108         824   336,400 SH       SOLE          --       336,400      0    0
HAYNES INTERNATIONAL INC          COM NEW     420877201       1,829    74,300 SH       SOLE          --        74,300      0    0
HEALTH MGMT ASSOC INC NEW           CL A      421933102         170    94,900 SH       SOLE          --        94,900      0    0
HECKMANN CORP                       COM       422680108         254    45,000 SH       SOLE          --        45,000      0    0

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
HELIX ENERGY SOLUTIONS GRP INC      COM       42330P107         228    31,500 SH       SOLE          --        31,500      0    0
HOLLY CORP                      COM PAR $0.01 435758305       1,652    90,600 SH       SOLE          --        90,600      0    0
ISHARES TR                      RUSSELL 2000  464287655       1,113    22,600 SH       SOLE          --        22,600      0    0
LAS VEGAS SANDS CORP                COM       517834107         158    26,700 SH       SOLE          --        26,700      0    0
LIFE PARTNERS HOLDINGS INC          COM       53215T106         266     6,100 SH       SOLE          --         6,100      0    0
LIMCO PIEDMONT INC                  COM       53261T109       1,780   587,499 SH       SOLE          --       587,499      0    0
MACERICH CO                         COM       554382101         752    41,400 SH       SOLE          --        41,400      0    0
PHH CORP                          COM NEW     693320202         302    23,700 SH       SOLE          --        23,700      0    0
PARALLEL PETE CORP DEL              COM       699157103         836   416,069 SH       SOLE          --       416,069      0    0
PERVASIVE SOFTWARE INC              COM       715710109       2,660   628,836 SH       SOLE          --       628,836      0    0
PETROHAWK ENERGY CORP               COM       716495106         206    13,200 SH       SOLE          --        13,200      0    0
POWERSECURE INTL INC                COM       73936N105         662   201,200 SH       SOLE          --       201,200      0    0
RACKSPACE HOSTING INC               COM       750086100         107    19,800 SH       SOLE          --        19,800      0    0
RASER TECHNOLOGIES INC              COM       754055101         789   211,400 SH       SOLE          --       211,400      0    0
REIS INC                            COM       75936P105       1,035   207,024 SH       SOLE          --       207,024      0    0
RESPONSE GENETICS INC               COM       76123U105       1,076   910,493 SH       SOLE          --       910,493      0    0
RUBICON TECHNOLOGY INC              COM       78112T107          70    16,400 SH       SOLE          --        16,400      0    0
SPDR TR                          UNIT SER 1   78462F103       1,507    16,700 SH       SOLE          --        16,700      0    0
SIGMA DESIGNS INC                   COM       826565103         100    10,500 SH       SOLE          --        10,500      0    0
SPORT SUPPLY GROUP INC DEL          COM       84916A104       1,443   206,200 SH       SOLE          --       206,200      0    0
STAGE STORES INC                  COM NEW     85254C305       1,077   130,500 SH       SOLE          --       130,500      0    0
STEC INC                            COM       784774101         158    37,100 SH       SOLE          --        37,100      0    0
TERADATA CORP DEL                   COM       88076W103         375    25,300 SH       SOLE          --        25,300      0    0
TESORO CORP                         COM       881609101         523    39,700 SH       SOLE          --        39,700      0    0
TITAN INTL INC ILL                  COM       88830M102         377    45,675 SH       SOLE          --        45,675      0    0
TRI VY CORP                         COM       895735108          50    27,700 SH       SOLE          --        27,700      0    0
TRINITY INDS INC                    COM       896522109       1,004    63,695 SH       SOLE          --        63,695      0    0
VAALCO ENERGY INC                 COM NEW     91851C901         982   132,000 SH       SOLE          --       132,000      0    0
WESTERN REFINING INC                COM       959319104         340    43,800 SH       SOLE          --        43,800      0    0
WHITE ELECTRONIC DESIGNS CORP       COM       963801105         129    35,200 SH       SOLE          --        35,200      0    0